Income Taxes	12 Months Ended
Dec. 31, 2021
Disclosure of Income Taxes [Abstract]
INCOME TAXES

NOTE 16: INCOME TAXES

a.	Deferred taxes

Deferred taxes are computed at a tax rate of 26.5% based on tax rates expected to apply at the time of realization. Deferred taxes relate primarily to the timing differences on recognition of expenses relating to the depreciation of fixed assets, loss carryforwards and professional fees relating to the Company’s equity activity that are recorded as a reduction of equity. The Company’s deferred tax liability as of December 31, 2021 was $8,451 and its deferred tax asset was $3,896.

b.	Taxes included in profit or loss:

	Year ended December 31,
	2021	2020
Current tax expense:
Current year	$12,358	$310
Prior year	(693)	(138)

Deferred tax expense:
Current year	8,665	—
Prior year	177	—
	$20,507	$172

In addition to the taxes included in profit or loss, a deferred tax recovery of $4,287 was recorded through equity as it related to expenses recorded as a reduction of equity in connection with the Company’s Private placements and at-the-market equity program as described in Note 18.

c.	Effective tax rate for the year ended December 31:

2021
Income tax expense at statutory rate of 26.5%	$11,299
Increase in taxes resulting from:
Foreign rate differential	383
Prior year	(516)
Non-deductible expenses and other	12,996
Deferred tax asset previously not recognized	(3,655)
$20,507